VY CBRE Global Real Estate Portfolio Investment Strategy - Custom [Member] - VY CBRE Global Real Estate Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances , the Portfolio invests at least 80% of its net assets ( plus the amount of any borrowings for investment purposes) in investments tied to companies that are principally engaged in the real estate industry. For purposes of this 80% policy, a company is principally engaged in the real estate industry if the company: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, constructing, financing, managing, brokering, and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate. For purposes of this 80% policy , companies principally engaged in the real estate industry may include, without limitation , real estate investment trusts (“REITs”), master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings. The sub-adviser (the “Sub-Adviser”) may invest in companies of any market capitalization. However, the Sub-Adviser will generally not invest in companies with market capitalizations of less than $100 million at the time of purchase. The Portfolio may also invest in convertible securities, initial public offerings (“IPOs”), and Rule 144A securities. The Portfolio will have investments located in a number of different countries, including the United States. The Portfolio may invest in companies located in countries with emerging securities markets. The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”). The Sub-Adviser uses a multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions. Second, the Sub-Adviser uses proprietary analytical techniques to conduct fundamental company analysis, which provides a framework for security selection. This approach incorporates several quantitative and qualitative factors that aid in evaluating performance characteristics of individual securities independently and relative to each other. The Sub-Adviser will also typically employ third-party portfolio optimization tools to help in its evaluation of the Portfolio’s current portfolio and its identification of potential investments for the Portfolio. In evaluating investments for the Portfolio, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through internal research and information from independent global providers of ESG and corporate governance research. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; as ESG assessment is considered alongside the fundamental valuation model in the Sub-Adviser’s analysis, the Sub-Adviser generally will not forgo potential investments strictly based on the evaluation of ESG factors. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Strategy Portfolio Concentration [Text]	Under  normal circumstances  ,  the Portfolio invests at least 80% of its net assets ( plus the   amount  of any borrowings for investment purposes) in investments tied to companies that are principally engaged in the real estate industry.